Share-Based Compensation	3 Months Ended
Mar. 31, 2014
Share-Based Compensation
6.	Share-Based Compensation

During 2008, the Company’s Board adopted the 2008 Restricted Stock Plan (the “Plan”), which entitled officers, employees, consultants and directors of the Company to receive grants of restricted stock of the Company’s common stock. Prior to closing of the Company’s initial public offering in November 2013, this Plan was frozen such that new awards will no longer be issued thereunder. However, any outstanding awards prior to the Plan being frozen shall continue to remain outstanding and extend beyond the date the Plan was frozen. Any future equity incentive awards will be granted under a new 2013 Long Term Incentive Plan entered into prior to the closing of the Company’s initial public offering.

The 2008 Plan is administered by the Board or a committee of the Board. The maximum aggregate number of common shares that may be delivered pursuant to awards granted under the Plan during the ten-year term of the Plan was 9,000,000 shares of common stock. A holder of restricted stock, awarded under the Plan, shall have the same voting and dividend rights as the Company’s other common stockholders in relation to those shares.

The fair value of the restricted stock is calculated by multiplying the number of shares by the deemed calculated share value at the grant date.

In 2013, the Company granted 60,000 shares under the Plan, with a weighted average value of $10.00 per share, to the Chief Executive of the Company on March 31, 2013 and between April 7, 2013 and April 11, 2013 a further 42,117 shares were granted to the officers and management of the Company with a weighted average value of $10.04 per share. All these shares vest on the third anniversary of the grant date. During the year to December 31, 2013, 258,000 shares of those previously awarded vested.

Using the straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant thereon is recognized as compensation costs in the Statement of Income over the vesting period. During the three months ended March 31, 2014, the Company recognized $149,723 in share-based compensation costs (three months ended March 31, 2013: $190,498). At March 31, 2014, there was a total of $798,588 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2013: $948,311) which are expected to be recognized over a weighted average period of 1.38 years (December 31, 2013: 1.53 years).

The total fair value of shares vested during the three months ended March 31, 2013 and March 31, 2014 was $780,000 and $409,500 respectively.

Restricted share grant activity for the year ended December 31, 2013 and three months ended March 31, 2014 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2013	369,648	$5.76
Granted	102,117	10.00
Vested	(258,000)	5.26

Balance as of December 31, 2013	213,765	$8.40	1.53 years	$5,758,829
Granted	—	—
Vested	(15,750)	5.99

Balance as of March 31, 2014	198,015	$8.59	1.38 years	$5,148,390

The 2013 Long Term Incentive Plan is administered by Compensation Committee with certain decisions subject to approval of our Board. The maximum aggregate number of common shares that may be delivered pursuant to options or awards granted under the Plan is 3,000,000 shares of common stock. A holder of restricted stock, awarded under the Plan, shall have the same voting and dividend rights as the Company’s other common stockholders in relation to those shares. As at March 31, 2014, no grants have been made under the 2013 Plan.